Consolidated Balance Sheets $ in Millions	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Current assets:
Cash and cash equivalents	£ 1,200,000	£ 2,462,609
Corporation tax receivable	651,971	1,043,593
Prepaid expenses and other current assets	3,907,040	2,194,725
Total current assets	5,774,651	5,700,927
Non-current assets:
Property and equipment, net	954,808	1,274,798
Operating lease right of use assets	1,132,816	1,340,769
Intangible assets, net	466,262	615,170
Total assets	8,328,537	8,931,664
Current liabilities:
Accounts payable and accrued liabilities	3,819,431	4,431,840
Derivative liability		13,437
Current portion of operating lease liability	328,464	305,324
Total current liabilities	4,147,895	4,750,601
Non-current operating lease liability	1,171,019	1,495,833
Total liabilities	5,318,914	6,246,434
Shareholders’ Equity:
Ordinary shares, £0.0001 par value, 2,550,807,451 (including 559,329,010 shares declared as a stock dividend on December 30, 2024 and issued on January 3, 2025) and 20,570,088 authorized, issued, and outstanding as of December 31, 2024 and 2023, respectively	255,082	2,057
Deferred shares, £0.0001 par value, 794,955 authorized, issued, and outstanding as of December 31, 2024 and 2023, respectively	397,398	397,398
Additional paid-in capital	54,916,172	42,690,774
Accumulated deficit	(52,559,029)	(40,404,999)
Total shareholders’ equity	3,009,623	2,685,230
Total liabilities and shareholders’ equity	£ 8,328,537	£ 8,931,664